UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

July 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 27.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$163,089	$182,484
Series 4273, Class SP, 6.421%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	554,582
Series 4407, Class LN, 4.445%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	177,809	154,722
Series 4637, Class CU, 3.00%, 8/15/44	11,983,282	11,109,865
Series 4677, Class SB, 7.632%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	3,262,367	3,096,035
Series 4703, Class TZ, 4.00%, 7/15/47	362,655	350,069
Series 4753, Class FP, 2.422%, (1 mo. USD LIBOR + 0.35%), 12/15/47(2)	63,819,823	64,033,746
Series 4774, Class QD, 4.50%, 1/15/43	21,053,582	21,711,650
Interest Only:(3)
Series 267, Class S5, 3.928%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	14,622,964	2,073,120
Series 2631, Class DS, 5.028%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,784,904	369,328
Series 2953, Class LS, 4.628%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	2,170,054	154,908
Series 2956, Class SL, 4.928%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,383,959	205,130
Series 3114, Class TS, 4.578%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	4,924,532	522,343
Series 3153, Class JI, 4.548%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	3,348,482	480,489
Series 3727, Class PS, 4.628%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)	720,587	5,621
Series 3745, Class SA, 4.678%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,712,495	84,392
Series 3845, Class ES, 4.578%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)	703,093	12,838
Series 3969, Class SB, 4.578%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	1,259,298	52,490
Series 3973, Class SG, 4.578%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	2,536,867	171,783
Series 4007, Class JI, 4.00%, 2/15/42	2,886,813	574,945
Series 4050, Class IB, 3.50%, 5/15/41	13,752,214	2,102,122
Series 4067, Class JI, 3.50%, 6/15/27	11,320,221	1,171,061
Series 4070, Class S, 4.028%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	17,768,085	2,349,953
Series 4095, Class HS, 4.028%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	5,694,630	652,441
Series 4109, Class ES, 4.078%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,758	13,499
Series 4109, Class KS, 4.028%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	1,029,190	36,736
Series 4109, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	6,895,538	1,008,261
Series 4149, Class S, 4.178%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	5,146,019	720,506
Series 4163, Class GS, 4.128%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	4,097,305	633,158
Series 4169, Class AS, 4.178%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	6,338,059	811,554
Series 4180, Class GI, 3.50%, 8/15/26	4,908,181	375,575
Series 4188, Class AI, 3.50%, 4/15/28	8,638,585	771,904
Series 4189, Class SQ, 4.078%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	7,250,556	919,183
Series 4203, Class QS, 4.178%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,880,334	596,611
Series 4212, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	11,260,862	836,519
Series 4233, Class GI, 3.50%, 3/15/25	832,331	11,283
Series 4323, Class CI, 4.00%, 3/15/40	8,128,816	730,458
Series 4332, Class IK, 4.00%, 4/15/44	3,198,453	728,670
Series 4332, Class KI, 4.00%, 9/15/43	3,031,632	553,035
Series 4343, Class PI, 4.00%, 5/15/44	6,560,047	1,465,614
Series 4370, Class IO, 3.50%, 9/15/41	4,348,799	680,145
Series 4381, Class SK, 4.078%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	7,267,337	1,296,064

Security	Principal Amount	Value
Series 4388, Class MS, 4.028%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	$8,139,983	$1,509,846
Series 4408, Class IP, 3.50%, 4/15/44	9,709,993	1,872,176
Series 4452, Class SP, 4.128%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	14,063,796	1,983,867
Series 4497, Class CS, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	21,313,999	4,047,339
Series 4507, Class MI, 3.50%, 8/15/44	11,944,294	2,248,671
Series 4507, Class SJ, 4.108%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	12,236,142	2,102,797
Series 4520, Class PI, 4.00%, 8/15/45	53,016,961	8,474,862
Series 4526, Class PI, 3.50%, 1/15/42	7,519,683	1,180,307
Series 4528, Class BS, 4.078%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	12,048,946	2,364,910
Series 4629, Class QI, 3.50%, 11/15/46	13,006,955	2,280,214
Series 4637, Class IP, 3.50%, 4/15/44	5,980,926	1,002,765
Series 4644, Class TI, 3.50%, 1/15/45	11,437,596	2,131,568
Series 4653, Class PI, 3.50%, 7/15/44	6,551,934	996,021
Series 4667, Class PI, 3.50%, 5/15/42	25,919,170	4,060,751
Series 4672, Class LI, 3.50%, 1/15/43	13,232,153	1,945,508
Series 4744, Class IO, 4.00%, 11/15/47	9,698,802	2,074,255
Series 4749, Class IL, 4.00%, 12/15/47	8,047,206	1,909,363
Series 4767, Class IM, 4.00%, 5/15/45	15,567,747	2,590,022
Series 4768, Class IO, 4.00%, 3/15/48	10,201,872	2,421,366
Principal Only:(4)
Series 4417, Class KO, 0.00%, 12/15/43	1,592,497	951,007
Series 4478, Class PO, 0.00%, 5/15/45	3,949,651	3,149,839

		$175,662,346

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.714%, (1 mo. USD LIBOR + 4.65%), 10/25/28(2)	$1,750,000	$2,022,041
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	20,310,000	22,344,808
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	3,234,730	3,363,619
Series 2018-DNA1, Class M2, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,000,000	2,974,825
Series 2018-DNA1, Class M2B, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	5,040,400	4,860,802

		$35,566,095

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$314,477	$340,130
Series 1994-42, Class K, 6.50%, 4/25/24	197,710	209,913
Series 2009-62, Class WA, 5.575%, 8/25/39(5)	2,093,275	2,229,583
Series 2013-6, Class TA, 1.50%, 1/25/43	2,484,643	2,376,370
Series 2017-66, Class ZJ, 3.00%, 9/25/57	5,016,935	4,390,907
Series 2017-76, Class Z, 3.00%, 10/25/57	8,071,928	7,278,206
Series 2018-3, Class FC, 2.414%, (1 mo. USD LIBOR + 0.35%), 2/25/48(2)	48,391,673	48,502,961
Interest Only:(3)
Series 2004-46, Class SI, 3.936%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	4,475,194	476,166
Series 2005-17, Class SA, 4.636%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,548,005	415,960
Series 2005-71, Class SA, 4.686%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	2,273,995	170,986
Series 2005-105, Class S, 4.636%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	2,299,201	349,782
Series 2006-44, Class IS, 4.536%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,933,479	287,139
Series 2006-65, Class PS, 5.156%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,933,191	328,982
Series 2006-96, Class SN, 5.136%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,624,880	374,185
Series 2006-104, Class SD, 4.576%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,952,714	286,163
Series 2006-104, Class SE, 4.566%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,301,809	197,948
Series 2007-50, Class LS, 4.386%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,537,341	378,690
Series 2008-26, Class SA, 4.136%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,663,883	490,319

Security	Principal Amount	Value
Series 2008-61, Class S, 4.036%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	$6,134,677	$824,818
Series 2010-99, Class NS, 4.536%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	2,313,480	97,325
Series 2010-124, Class SJ, 3.986%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	2,629,194	139,888
Series 2010-135, Class SD, 3.936%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	5,694,994	343,137
Series 2011-45, Class SA, 4.586%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)	867,239	8,798
Series 2011-101, Class IC, 3.50%, 10/25/26	5,292,347	458,995
Series 2011-101, Class IE, 3.50%, 10/25/26	4,020,092	349,934
Series 2011-104, Class IM, 3.50%, 10/25/26	6,612,505	580,542
Series 2012-24, Class S, 3.436%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,905,162	168,150
Series 2012-30, Class SK, 4.486%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	8,276,875	899,037
Series 2012-52, Class DI, 3.50%, 5/25/27	9,886,617	990,973
Series 2012-56, Class SU, 4.686%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	1,672,764	73,672
Series 2012-63, Class EI, 3.50%, 8/25/40	12,077,969	1,370,198
Series 2012-73, Class MS, 3.986%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	9,553,425	651,667
Series 2012-76, Class GS, 3.986%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	6,042,161	485,990
Series 2012-86, Class CS, 4.036%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	4,073,220	295,799
Series 2012-94, Class KS, 4.586%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	15,418,502	1,761,783
Series 2012-94, Class SL, 4.636%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	11,563,877	1,338,768
Series 2012-97, Class PS, 4.086%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	12,164,197	1,702,095
Series 2012-103, Class GS, 4.036%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	10,536,892	765,398
Series 2012-112, Class SB, 4.086%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	9,765,418	1,310,476
Series 2012-124, Class IO, 1.424%, 11/25/42(5)	12,858,232	538,428
Series 2012-139, Class LS, 4.058%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	8,332,163	1,473,980
Series 2012-147, Class SA, 4.036%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	11,034,965	1,849,113
Series 2012-150, Class PS, 4.086%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	9,801,888	1,156,602
Series 2012-150, Class SK, 4.086%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	15,385,801	1,960,222
Series 2013-11, Class IO, 4.00%, 1/25/43	25,664,208	4,119,275
Series 2013-12, Class SP, 3.586%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,538,667	463,933
Series 2013-15, Class DS, 4.136%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	10,924,082	1,387,331
Series 2013-23, Class CS, 4.186%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	5,895,323	772,322
Series 2013-54, Class HS, 4.236%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	9,786,599	843,087
Series 2013-64, Class PS, 4.186%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	7,084,774	847,451
Series 2013-66, Class JI, 3.00%, 7/25/43	11,424,677	1,796,309
Series 2013-75, Class SC, 4.186%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	17,501,807	1,512,072
Series 2014-29, Class IG, 3.50%, 6/25/43	3,717,979	463,604
Series 2014-32, Class EI, 4.00%, 6/25/44	3,531,844	786,262
Series 2014-41, Class SA, 3.986%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	7,458,874	1,534,795
Series 2014-43, Class PS, 4.036%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	7,746,490	1,343,674
Series 2014-55, Class IN, 3.50%, 7/25/44	11,178,787	1,901,535
Series 2014-64, Class BI, 3.50%, 3/25/44	4,280,724	623,373
Series 2014-67, Class IH, 4.00%, 10/25/44	7,892,642	1,519,620
Series 2014-80, Class CI, 3.50%, 12/25/44	6,694,840	1,127,525
Series 2014-89, Class IO, 3.50%, 1/25/45	11,091,490	2,084,621
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,667,932
Series 2015-14, Class KI, 3.00%, 3/25/45	13,692,242	2,145,926
Series 2015-17, Class SA, 4.136%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	11,892,507	1,793,101
Series 2015-22, Class GI, 3.50%, 4/25/45	6,746,455	1,145,312
Series 2015-31, Class SG, 4.036%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	15,381,169	2,999,042
Series 2015-36, Class IL, 3.00%, 6/25/45	8,156,041	1,298,488
Series 2015-47, Class SG, 4.086%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	9,036,114	1,555,412
Series 2015-52, Class MI, 3.50%, 7/25/45	18,513,241	3,261,933
Series 2015-93, Class BS, 4.086%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	12,077,531	2,282,290

Security	Principal Amount	Value
Series 2015-95, Class SB, 3.936%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	$16,540,969	$2,407,063
Series 2016-1, Class SJ, 4.086%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	23,065,951	3,913,085
Series 2017-46, Class NI, 3.00%, 8/25/42	13,589,096	1,987,117
Series 2018-21, Class IO, 3.00%, 4/25/48	25,034,888	5,006,712

		$145,270,380

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 6.314%, (1 mo. USD LIBOR + 4.25%), 1/25/29(2)	$9,000,000	$10,184,357
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	1,610,000	1,732,418
Series 2017-C06, Class 1M2, 4.714%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	212,953	221,534
Series 2017-C07, Class 1M2, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	1,617,365	1,665,288
Series 2017-C07, Class 1M2C, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	10,892,184	10,978,047
Series 2018-C01, Class 1M2, 4.314%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	20,197,054	20,532,792
Series 2018-C03, Class 1M2, 4.214%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,550,693
Series 2018-DNA2, Class M2, 4.214%, (1 mo. USD LIBOR + 2.15%), 12/25/30(2)(6)	12,000,000	12,026,931

		$72,892,060

Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$2,494,273	$2,488,072
Series 2017-110, Class ZJ, 3.00%, 7/20/47	162,641	142,572
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,034,775	2,799,090
Interest Only:(3)
Series 2011-48, Class SD, 4.584%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	4,010,432	168,312
Series 2014-68, Class KI, 0.307%, 10/20/42(5)	12,961,231	403,084
Series 2015-116, Class AS, 3.614%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	9,860,357	977,881
Series 2017-104, Class SD, 4.114%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	16,806,801	2,793,208
Series 2017-121, Class DS, 2.414%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	16,635,174	995,130
Series 2017-137, Class AS, 2.414%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	24,942,322	1,569,620

		$12,336,969

Total Collateralized Mortgage Obligations (identified cost $485,485,246)		$441,727,850

Mortgage Pass-Throughs — 2.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.866%, (COF + 1.25%), with maturity at 2035(7)	$566,129	$580,653
4.437%, (COF + 1.25%), with maturity at 2030(7)	181,402	192,503
6.50%, with maturity at 2036	1,335,262	1,465,530
7.00%, with various maturities to 2036	2,364,984	2,634,819
7.50%, with maturity at 2035	735,369	827,767
8.00%, with maturity at 2026	178,756	180,272

		$5,881,544

Federal National Mortgage Association:
3.703%, (COF + 1.25%), with maturity at 2035(7)	$466,440	$485,886
3.824%, (COF + 1.77%), with maturity at 2035(7)	1,252,982	1,328,978
6.00%, with various maturities to 2032	532,454	584,353
6.50%, with various maturities to 2036	2,019,837	2,220,585

Security	Principal Amount	Value
7.00%, with various maturities to 2037	$4,050,703	$4,560,570
7.50%, with maturity at 2035	3,986,433	4,506,389
8.50%, with maturity at 2032	252,115	293,409
9.50%, with maturity at 2028	349,335	381,242

		$14,361,412

Government National Mortgage Association:
5.00%, with maturity at 2048	$17,400,928	$18,281,718

		$18,281,718

Total Mortgage Pass-Throughs (identified cost $37,970,334)		$38,524,674

Commercial Mortgage-Backed Securities — 3.6%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.44%, 12/10/54(5)(6)	$800,000	$690,690
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.122%, 3/10/48(5)(6)	10,277,500	8,590,792
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	5,000,000	4,093,259
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.659%, 4/15/47(5)(6)	2,081,000	1,841,229
Series 2014-C22, Class D, 4.558%, 9/15/47(5)(6)	3,430,000	2,911,930
Series 2014-C23, Class D, 3.953%, 9/15/47(5)(6)	1,500,000	1,304,154
Series 2014-C25, Class D, 3.945%, 11/15/47(5)(6)	8,045,000	6,761,118
Series 2015-C29, Class D, 3.678%, 5/15/48(5)	2,500,000	2,032,821
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.358%, 8/15/46(5)(6)	5,000,000	3,649,474
Series 2014-C16, Class D, 4.754%, 6/15/47(5)(6)	4,000,000	3,551,865
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,387,937
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.482%, 12/10/45(5)(6)	5,000,000	4,444,623
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(6)	9,590,000	7,837,879
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,188,520
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(6)	8,000,000	5,667,526

Total Commercial Mortgage-Backed Securities (identified cost $64,094,945)		$57,953,817

Asset-Backed Securities — 12.8%

Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(2)(6)	$2,000,000	$2,000,000
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.533%, (3 mo. USD LIBOR + 6.18%), 11/10/30(2)(6)	2,000,000	2,010,166

Security	Principal Amount	Value
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(2)(6)	$3,000,000	$2,984,649
Series 2015-2A, Class E2, 7.539%, (3 mo. USD LIBOR + 5.20%), 7/29/26(2)(6)	4,500,000	4,528,301
Series 2015-2A, Class F, 8.839%, (3 mo. USD LIBOR + 6.50%), 7/29/26(2)(6)	2,000,000	1,975,208
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(2)(6)	3,000,000	3,000,000
Babson CLO, Ltd.
Series 2014-IIA, Class D, 5.936%, (3 mo. USD LIBOR + 3.60%), 10/17/26(2)(6)	5,000,000	5,004,387
Series 2016-1A, Class ER, (3 mo. USD LIBOR + 6.00%), 7/23/30(6)(8)	2,000,000	2,000,000
Series 2017-1A, Class E, 8.333%, (3 mo. USD LIBOR + 6.00%), 7/18/29(2)(6)	2,900,000	2,929,520
Series 2018-1A, Class D, 7.839%, (3 mo. USD LIBOR + 5.50%), 4/15/31(2)(6)	5,000,000	4,973,795
Bain Capital Credit CLO
Series 2017-2A, Class E, 8.685%, (3 mo. USD LIBOR + 6.35%), 7/25/30(2)(6)	2,250,000	2,279,824
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(2)(6)	3,500,000	3,468,500
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.948%, (3 mo. USD LIBOR + 5.60%), 1/20/31(2)(6)	5,000,000	4,941,625
Series 2018-5BA, Class D, 8.067%, (3 mo. USD LIBOR + 5.95%), 4/20/31(2)(6)	3,000,000	2,954,484
Series 2018-14A, Class E, 7.698%, (3 mo. USD LIBOR + 5.35%), 4/20/31(2)(6)	3,000,000	2,933,781
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(2)(6)	3,000,000	3,014,760
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 5.789%, (3 mo. USD LIBOR + 3.45%), 7/15/26(2)(6)	4,000,000	4,003,420
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(2)(6)	1,000,000	1,000,669
Bluemountain CLO, Ltd.
Series 2015-3A, Class DR, 7.748%, (3 mo. USD LIBOR + 5.40%), 4/20/31(2)(6)	2,000,000	1,989,366
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 8.089%, (3 mo. USD LIBOR + 5.75%), 7/15/31(2)(6)	4,000,000	3,952,784
Series 2017-1A, Class E, 8.589%, (3 mo. USD LIBOR + 6.25%), 7/15/30(2)(6)	1,000,000	1,003,102
Series 2018-1A, Class E, 7.795%, (3 mo. USD LIBOR + 5.75%), 7/15/31(2)(6)	2,000,000	1,975,898
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(2)(6)	2,000,000	1,988,608
Series 2014-4RA, Class D, 7.637%, (3 mo. USD LIBOR + 5.65%), 7/15/30(2)(6)	1,000,000	1,004,293
Series 2015-5A, Class C, 6.398%, (3 mo. USD LIBOR + 4.05%), 1/20/28(2)(6)	4,000,000	4,022,281
Series 2015-5A, Class D, 8.448%, (3 mo. USD LIBOR + 6.10%), 1/20/28(2)(6)	2,000,000	2,023,872
Series C17A, Class DR, 8.353%, (3 mo. USD LIBOR + 6.00%), 4/30/31(2)(6)	3,000,000	3,024,982
Cent CLO LP
Series 2014-22A, Class C, 6.113%, (3 mo. USD LIBOR + 3.75%), 11/7/26(2)(6)	5,000,000	5,000,322
Dryden Senior Loan Fund
Series 2016-42I, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(2)(6)	2,000,000	2,008,753
Series 2018-55A, Class E, 7.441%, (3 mo. USD LIBOR + 5.40%), 4/15/31(2)(6)	1,000,000	997,939
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 6.043%, (3 mo. USD LIBOR + 3.70%), 8/15/28(2)(6)	6,000,000	6,000,861
Series 2015-40A, Class E, 8.293%, (3 mo. USD LIBOR + 5.95%), 8/15/28(2)(6)	2,500,000	2,501,631
Galaxy CLO, Ltd.
Series 2015-21A, Class DR, 4.998%, (3 mo. USD LIBOR + 2.65%), 4/20/31(2)(6)	5,000,000	4,963,310
Series 2015-21A, Class ER, 7.598%, (3 mo. USD LIBOR + 5.25%), 4/20/31(2)(6)	2,500,000	2,453,000
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.348%, (3 mo. USD LIBOR + 6.00%), 1/20/31(2)(6)	3,000,000	3,012,134
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.833%, (3 mo. USD LIBOR + 6.50%), 7/18/29(2)(6)	2,900,000	2,940,329
ICG US CLO, Ltd.
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(2)(6)	1,000,000	990,000

Security	Principal Amount	Value
Invitation Homes Trust
Series 2018-SFR1, Class E, 4.073%, (1 mo. USD LIBOR + 2.00%), 3/17/37(2)(6)	$4,693,000	$4,715,386
Series 2018-SFR2, Class E, 4.072%, (1 mo. USD LIBOR + 2.00%), 6/17/37(2)(6)	12,000,000	12,059,388
Series 2018-SFR3, Class E, 4.074%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(6)	13,000,000	13,049,566
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.947%, (3 mo. USD LIBOR + 3.60%), 7/21/30(2)(6)	3,500,000	3,530,122
Series 2015-17A, Class ER, 8.847%, (3 mo. USD LIBOR + 6.50%), 7/21/30(2)(6)	5,000,000	5,084,596
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 6.648%, (3 mo. USD LIBOR + 4.30%), 10/20/28(2)(6)	5,000,000	5,027,170
Series 2015-11A, Class E, 9.048%, (3 mo. USD LIBOR + 6.70%), 10/20/28(2)(6)	2,500,000	2,516,642
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 7.831%, (3 mo. USD LIBOR + 5.50%), 5/21/27(2)(6)	3,000,000	3,005,727
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 8.531%, (3 mo. USD LIBOR + 6.20%), 5/21/29(2)(6)	2,000,000	2,018,555
Series 2015-2A, Class CR, 6.048%, (3 mo. USD LIBOR + 3.70%), 7/20/30(2)(6)	5,000,000	5,039,247
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(2)(6)	4,000,000	3,895,972
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(2)(6)	2,500,000	2,500,000
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 4.914%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(6)	9,000,000	9,116,305
Recette CLO, LLC
Series 2015-1A, Class E, 8.048%, (3 mo. USD LIBOR + 5.70%), 10/20/27(2)(6)	4,500,000	4,517,932
Series 2015-1A, Class F, 9.798%, (3 mo. USD LIBOR + 7.45%), 10/20/27(2)(6)	2,000,000	2,002,171
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.284%, (3 mo. USD LIBOR + 5.95%), 7/15/31(2)(6)	3,000,000	2,954,331
Upland CLO, Ltd.
Series 2016-1A, Class DR, 8.248%, (3 mo. USD LIBOR + 5.90%), 4/20/31(2)(6)	2,000,000	1,996,504
Vibrant CLO, Ltd.
Series 2018-9A, Class D, (3 mo. USD LIBOR + 6.25%), 7/20/31(6)(8)	2,000,000	2,000,000
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.819%, (3 mo. USD LIBOR + 6.48%), 10/15/30(2)(6)	5,000,000	5,085,142
Series 2014-1A, Class DR2, 8.333%, (3 mo. USD LIBOR + 6.00%), 4/18/31(2)(6)	2,000,000	2,012,573
Series 2018-2A, Class E, 7.624%, (3 mo. USD LIBOR + 5.25%), 7/15/31(2)(6)	1,000,000	987,387
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.648%, (3 mo. USD LIBOR + 6.30%), 7/20/30(2)(6)	2,000,000	1,971,442
Series 2017-1A, Class E, 8.753%, (3 mo. USD LIBOR + 6.42%), 4/18/29(2)(6)	2,000,000	2,016,160

Total Asset-Backed Securities (identified cost $201,308,321)		$204,958,872

Small Business Administration Loans (Interest Only)(9) — 5.1%

Security	Principal Amount	Value
0.657%, 3/15/30	$2,985,502	$60,746
0.73%, 7/15/31	3,452,282	77,621
0.932%, 5/15/42	1,691,828	69,204
0.98%, 4/15/32	1,673,062	51,074
1.132%, 10/14/36	3,410,445	143,228
1.309%, 4/15/42 to 7/15/42	15,682,445	913,961
1.336%, 9/15/41	1,996,691	110,918
1.382%, 6/15/41	3,266,590	182,968

Security	Principal Amount	Value
1.48%, 4/15/34	$1,251,802	$65,029
1.49%, 7/15/36	1,212,499	63,195
1.507%, 7/15/36	1,385,011	70,777
1.559%, 3/16/42 to 7/15/42	4,323,032	291,500
1.586%, 8/28/36 to 10/21/36	4,686,564	263,198
1.609%, 12/15/41 to 7/15/42	12,547,988	887,627
1.632%, 9/15/41 to 6/15/42	3,505,127	246,814
1.682%, 4/15/41 to 5/15/42	5,990,122	438,438
1.73%, 10/15/33	1,884,602	109,222
1.732%, 11/21/41	1,278,403	91,314
1.738%, 5/15/36	3,850,537	233,693
1.803%, 11/15/33	1,628,272	96,000
1.809%, 12/21/41 to 11/15/42	9,222,891	777,191
1.836%, 11/9/36 to 2/15/40	3,223,218	215,969
1.859%, 12/28/41 to 6/15/42	19,305,248	1,543,073
1.882%, 11/19/36 to 12/15/36	5,146,556	344,086
1.909%, 2/15/42 to 7/15/42	12,416,601	1,108,811
1.934%, 7/15/42	1,812,533	158,410
1.959%, 11/29/30 to 8/15/42	9,111,667	750,234
1.982%, 10/15/37	1,125,534	76,338
2.032%, 2/15/42 to 5/15/42	4,856,727	462,158
2.055%, 1/15/38	1,180,045	86,355
2.059%, 5/15/42 to 7/15/42	5,280,335	484,286
2.109%, 4/15/33 to 7/15/42	7,486,983	667,411
2.159%, 5/15/42 to 6/15/42	6,561,523	651,897
2.182%, 11/15/40 to 12/15/40	2,007,913	170,715
2.209%, 8/15/42	3,388,837	327,809
2.211%, 5/15/36	1,616,781	125,043
2.232%, 1/15/41 to 1/15/42	4,909,246	473,211
2.282%, 11/1/29	1,548,795	104,936
2.309%, 4/15/42 to 7/15/42	5,417,998	581,912
2.359%, 1/11/42 to 6/15/42	25,066,497	2,573,187
2.382%, 6/15/42	1,782,091	184,231
2.386%, 7/15/40	1,475,196	131,676
2.405%, 3/15/39	959,102	90,744
2.409%, 1/15/38 to 7/15/42	24,627,452	2,612,700
2.432%, 3/15/41 to 6/15/42	5,034,340	509,821
2.459%, 12/15/26 to 8/15/42	15,922,331	1,569,521
2.482%, 2/23/41	1,151,722	120,317
2.509%, 5/15/27	1,191,855	78,288
2.532%, 11/15/42	1,710,060	189,735
2.557%, 1/15/41	1,159,044	111,049
2.559%, 7/15/42	2,220,033	274,673
2.586%, 4/15/36	1,474,645	133,088
2.609%, 5/15/27 to 7/15/42	16,058,220	1,631,217
2.632%, 4/15/41	1,293,291	144,021
2.636%, 5/15/41	1,468,111	154,294
2.659%, 6/15/36 to 7/15/42	6,438,956	757,055
2.682%, 2/15/41 to 4/15/42	6,876,651	792,438
2.709%, 5/15/27 to 9/15/42	29,341,471	3,318,311
2.732%, 8/15/42	1,249,667	173,606
2.782%, 8/15/26	780,563	55,569

Security	Principal Amount	Value
2.859%, 5/15/32 to 7/15/42	$22,119,700	$2,821,144
2.882%, 8/16/42	50,147,792	6,643,279
2.886%, 8/15/40	1,077,141	118,501
2.903%, 11/2/42	21,837,836	2,920,832
2.909%, 12/15/41 to 7/15/42	13,606,916	1,827,669
2.932%, 5/15/34 to 7/15/42	9,214,376	697,218
2.936%, 7/15/42	3,694,018	484,367
2.949%, 8/15/42	1,887,595	249,491
2.959%, 1/15/27 to 1/15/43	19,932,077	2,238,438
2.982%, 2/15/41 to 7/15/42	9,183,846	1,280,889
2.984%, 5/15/42 to 6/15/42	4,226,850	619,345
3.032%, 7/15/41 to 6/15/42	7,067,048	942,238
3.109%, 12/15/41 to 8/15/42	11,016,240	1,535,230
3.128%, 6/15/32	689,364	74,242
3.155%, 1/15/43	3,618,719	481,456
3.159%, 4/15/42 to 7/15/42	19,978,363	2,883,973
3.182%, 7/15/41	597,716	96,009
3.185%, 8/15/39	1,600,439	188,807
3.209%, 12/15/26 to 10/15/42	21,605,117	2,689,727
3.232%, 7/15/37 to 4/15/42	5,321,440	666,525
3.236%, 7/15/28 to 4/15/42	2,959,984	352,191
3.282%, 6/21/26 to 7/15/42	10,955,527	1,419,171
3.359%, 2/15/42 to 7/15/42	5,859,563	877,218
3.409%, 4/15/42 to 12/15/42	6,161,312	965,444
3.432%, 11/7/39 to 2/15/42	3,642,711	553,560
3.459%, 2/15/27 to 8/15/42	20,015,874	2,495,997
3.482%, 5/15/36 to 7/15/42	5,942,351	947,184
3.532%, 4/15/23 to 8/15/42	4,390,883	490,215
3.609%, 5/15/32 to 6/15/42	14,759,749	2,285,171
3.635%, 8/15/41	2,704,269	423,970
3.636%, 2/15/41 to 12/15/41	2,064,314	314,445
3.659%, 5/15/42 to 7/15/42	12,863,648	2,216,190
3.682%, 11/15/31 to 5/15/42	7,068,296	1,088,988
3.709%, 1/15/24 to 8/15/42	40,178,019	5,245,113
3.732%, 12/15/36 to 4/15/42	9,205,137	1,436,961
3.782%, 10/15/23 to 6/15/42	14,272,522	1,670,214

Total Small Business Administration Loans (Interest Only) (identified cost $79,715,878)		$81,423,325

Senior Floating-Rate Loans — 1.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 0.1%
Bausch Health Cos., Inc., Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	$2,237	$2,242,621

		$2,242,621

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	$10,000	$10,033,330

		$10,033,330

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Food Service — 0.2%
Aramark Services, Inc., Term Loan, 4.08%, (3 mo. LIBOR + 1.75%), Maturing March 28, 2024		$2,459	$2,466,584

			$2,466,584

Lodging and Casinos — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		$4,972	$4,992,799

			$4,992,799

Oil and Gas — 0.1%
MEG Energy Corp., Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$741	$743,050

			$743,050

Total Senior Floating-Rate Loans (identified cost $20,492,216)			$20,478,384

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.31%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)		$1,810	$1,845,776

Total Nigeria			$1,845,776

Total Sovereign Loans (identified cost $1,801,404)			$1,845,776

Foreign Government Bonds — 23.5%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.0%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	23,091	$16,782,168

Total Australia			$16,782,168

Dominican Republic — 0.2%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	101,300	$2,159,654
Dominican Republic, 10.40%, 5/10/19(11)	DOP	26,200	541,663
Dominican Republic, 15.95%, 6/4/21(11)	DOP	5,800	140,760
Dominican Republic, 16.95%, 2/4/22(11)	DOP	18,700	473,943

Total Dominican Republic			$3,316,020

Iceland — 2.4%
Republic of Iceland, 5.00%, 11/15/28	ISK	571,467	$5,189,147
Republic of Iceland, 6.50%, 1/24/31	ISK	1,910,543	19,624,993
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	13,342,722

Total Iceland			$38,156,862

Security	Principal Amount (000’s omitted)		Value
Indonesia — 2.4%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	544,229,000	$37,816,178

Total Indonesia			$37,816,178

Japan — 6.7%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	13,457	$126,071
Japan Government CPI Linked Bond, 0.10%, 3/10/27(12)	JPY	8,700,620	82,209,051
Japan Government CPI Linked Bond, 0.10%, 3/10/28(12)	JPY	2,606,916	24,666,790

Total Japan			$107,001,912

New Zealand — 5.0%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	42,696	$30,660,300
New Zealand Government Bond, 2.50%, 9/20/35(11)(12)	NZD	597	449,696
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	61,785	48,829,729

Total New Zealand			$79,939,725

Peru — 2.1%
Peru Government Bond, 6.35%, 8/12/28	PEN	101,160	$33,080,745

Total Peru			$33,080,745

Serbia — 1.2%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$20,105,149

Total Serbia			$20,105,149

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$89,729
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	31,000	200,010
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	2,269,786
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	770,010
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,499,712
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,599,531
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	505,265
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	122,000	801,647
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	72,247
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	579,000	3,833,687
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	163,000	1,094,875

Total Sri Lanka			$13,736,499

Thailand — 1.7%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	987,747	$28,106,692

Total Thailand			$28,106,692

Total Foreign Government Bonds (identified cost $379,445,267)			$378,041,950

Foreign Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.2%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(2)(11)	ARS	8,500	$274,871
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(2)(11)	USD	1,775	938,318
Pampa Energia SA, 7.50%, 1/24/27(11)	USD	2,000	1,885,000

Total Argentina			$3,098,189

Security	Principal Amount (000’s omitted)		Value
Austria — 0.2%
BRF GmbH, 4.35%, 9/29/26(11)	USD	1,150	$1,013,449
JBS Investments GmbH, 7.25%, 4/3/24(11)	USD	1,500	1,509,375

Total Austria			$2,522,824

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(11)	USD	1,900	$1,909,215

Total Belarus			$1,909,215

Brazil — 0.3%
Banco do Brasil SA/Cayman, 6.25% to 4/15/24(11)(13)(14)	USD	1,600	$1,354,000
Petrobras Global Finance BV, 7.375%, 1/17/27	USD	1,400	1,457,400
Unigel Luxembourg SA, 10.50%, 1/22/24(11)	USD	2,000	2,090,000

Total Brazil			$4,901,400

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(11)	EUR	1,200	$1,390,815

Total Bulgaria			$1,390,815

Canada — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(11)	USD	1,500	$1,455,000

Total Canada			$1,455,000

China — 0.4%
21Vianet Group, Inc., 7.00%, 8/17/20(11)	USD	1,500	$1,488,750
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(11)	USD	1,300	1,209,364
KWG Group Holdings, Ltd., 6.00%, 9/15/22(11)	USD	1,300	1,207,813
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(11)	USD	789	692,998
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(11)	USD	1,280	1,262,323
Times China Holdings, Ltd., 6.25%, 1/17/21(11)	USD	1,250	1,199,161

Total China			$7,060,409

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(11)	USD	2,000	$2,090,000

Total Colombia			$2,090,000

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(11)	USD	2,000	$1,890,000

Total El Salvador			$1,890,000

Honduras — 0.0%(15)
Inversiones Atlantida SA, 8.25%, 7/28/22(11)	USD	610	$629,825

Total Honduras			$629,825

Kazakhstan — 0.0%(15)
Development Bank of Kazakhstan JSC, 9.50%, 12/14/20(11)	KZT	250,000	$730,819

Total Kazakhstan			$730,819

Mexico — 0.2%
Cydsa SAB de CV, 6.25%, 10/4/27(11)	USD	1,000	$965,285
Grupo Kaltex SA de CV, 8.875%, 4/11/22(11)	USD	1,750	1,456,455

Total Mexico			$2,421,740

Security	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(11)	USD	2,000	$2,007,500

Total Nigeria			$2,007,500

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(11)	USD	1,500	$1,443,945

Total Saudi Arabia			$1,443,945

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(11)	USD	1,000	$923,622

Total Singapore			$923,622

Sri Lanka — 0.1%
National Savings Bank, 5.15%, 9/10/19(11)	USD	1,250	$1,246,875

Total Sri Lanka			$1,246,875

Turkey — 0.1%
Turkiye Garanti Bankasi AS, 6.125% to 5/24/22, 5/24/27(11)(13)	USD	1,500	$1,199,583

Total Turkey			$1,199,583

Total Foreign Corporate Bonds (identified cost $38,587,589)			$36,921,761

U.S. Treasury Obligations — 3.6%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(16)(17)		$59,258,196	$57,136,883

Total U.S. Treasury Obligations (identified cost $58,999,489)			$57,136,883

Common Stocks — 0.4%

Security	Shares		Value
Iceland — 0.4%
Arion Banki HF(18)		1,964,220	$1,572,716
Eik Fasteignafelag HF(18)		3,180,300	244,847
Eimskipafelag Islands HF		326,400	740,729
Hagar HF		1,861,500	822,845
Kvika Banki HF(18)		920,911	70,681
Reginn HF(18)		1,843,700	343,286
Reitir Fasteignafelag HF		1,090,500	808,046
Siminn HF		13,922,800	523,746
Sjova-Almennar Tryggingar HF		1,707,844	236,268
Vatryggingafelag Islands HF		7,992,041	829,231

Total Iceland			$6,192,395

Total Common Stocks (identified cost $7,281,584)			$6,192,395

Closed-End Funds — 4.3%

Security	Shares		Value
BlackRock Corporate High Yield Fund, Inc.		1,000,336	$10,593,558
BlackRock Multi-Sector Income Trust		675,742	11,764,668
Brookfield Real Assets Income Fund, Inc.		419,101	9,723,143
MFS Multimarket Income Trust		1,093,200	6,078,192
Nuveen Global High Income Fund		456,000	7,113,600
Nuveen Mortgage Opportunity Term Fund		324,311	7,669,631
PGIM Global Short Duration High Yield Fund, Inc.		293,307	3,997,774
Wells Fargo Income Opportunities Fund		669,620	5,316,783
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,173,338

Total Closed-End Funds (identified cost $71,991,087)			$68,430,687

Other — 2.2%

Security	Shares		Value
Reinsurance — 2.2%
Altair V Reinsurance(18)(19)(20)(21)		1,932	$801,716
Altair VI Reinsurance(18)(19)(20)(21)		1,000	5,419,000
Blue Lotus Re, Ltd.(18)(19)(20)(21)		6,000	6,397,800
Eden Re II, Ltd.(6)(18)(20)(21)		2,500,000	1,463,750
Eden Re II, Ltd.(6)(18)(20)(21)		2,500,000	2,648,500
Eden Re II, Ltd.(6)(18)(20)(21)		7,500,000	7,941,000
Mt. Logan Re, Ltd.(18)(19)(20)(21)		10,000	10,439,396

Total Other (identified cost $35,468,344)			$35,111,162

Short-Term Investments — 5.7%

Foreign Government Securities — 1.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 1.5%
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	32,575	$1,820,372
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	40,775	2,273,912
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	227,000	12,392,282
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	144,775	7,875,209

Total Egypt			$24,361,775

Total Foreign Government Securities (identified cost $24,639,690)			$24,361,775

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/23/18(17)	$10,500	$10,488,017

Total U.S. Treasury Obligations (identified cost $10,487,969)		$10,488,017

Other — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(22)	57,159,408	$57,159,408

Total Other (identified cost $57,159,409)		$57,159,408

Total Short-Term Investments (identified cost $92,287,068)		$92,009,200

Total Purchased Options and Swaptions — 1.7% (identified cost $28,911,495)		$28,513,709

Total Investments — 96.5% (identified cost $1,603,840,267)		$1,549,270,445

Other Assets, Less Liabilities — 3.5%		$55,606,739

Net Assets — 100.0%		$1,604,877,184

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $277,678,270 or 17.3% of the Portfolio’s net assets.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(8)	When-issued, variable rate security whose rate will be determined after July 31, 2018.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $163,608,966 or 10.2% of the Portfolio’s net assets.

(12)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	Amount is less than 0.05%.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)	Non-income producing security.

(19)	Restricted security.

(20)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(21)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,066,332.

Purchased Currency Options — 0.4%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call CNH/Put USD	Bank of America, N.A.	USD	34,000,000	CNH	6.42	6/26/19	$154,462
Call CNH/Put USD	Goldman Sachs International	USD	14,800,000	CNH	6.42	6/26/19	67,236
Call SEK/Put EUR	BNP Paribas	EUR	12,770,000	SEK	9.96	4/15/19	137,380
Call SEK/Put EUR	BNP Paribas	EUR	8,300,000	SEK	9.96	4/15/19	89,292
Call SEK/Put EUR	Citibank, N.A.	EUR	19,170,000	SEK	9.58	4/12/19	64,423
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	68,706
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	68,706
Call SEK/Put EUR	Citibank, N.A.	EUR	12,780,000	SEK	9.96	4/12/19	137,413
Call SEK/Put EUR	Deutsche Bank AG	EUR	12,650,000	SEK	9.56	4/23/19	42,306
Call SEK/Put EUR	Deutsche Bank AG	EUR	16,610,000	SEK	9.56	4/23/19	55,550
Put CNH/Call USD	Bank of America, N.A.	USD	34,000,000	CNH	6.93	6/26/19	655,996
Put CNH/Call USD	Citibank, N.A.	USD	36,194,000	CNH	6.87	12/27/18	503,784
Put CNH/Call USD	Goldman Sachs International	USD	14,800,000	CNH	6.93	6/26/19	285,551

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Goldman Sachs International	USD	33,206,000	CNH	6.83	12/24/18	$523,327
Put CNH/Call USD	Goldman Sachs International	USD	19,200,000	CNH	6.95	6/26/19	352,973
Put EUR/Call USD	Citibank, N.A.	EUR	21,000,000	USD	1.18	12/21/18	362,746
Put EUR/Call USD	Deutsche Bank AG	EUR	64,000,000	USD	1.21	3/3/20	2,248,669
Put MXN/Call USD	Citibank, N.A.	USD	11,790,000	MXN	21.32	5/6/19	228,137
Put MXN/Call USD	Citibank, N.A.	USD	24,930,000	MXN	21.32	5/6/19	482,396
Put MXN/Call USD	Goldman Sachs International	USD	11,790,000	MXN	21.32	5/6/19	228,137
Put MXN/Call USD	Goldman Sachs International	USD	27,420,000	MXN	21.32	5/7/19	533,785

Total							$7,290,975

Purchased Interest Rate Swaptions — 1.1%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR-BBA Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,137,413
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR-BBA Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	5,047,709
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR-BBA Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,350,566
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR-BBA Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	5,561,366

Total				$18,097,054

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	15,011,536	EUR	3,100.00	5/3/22	$2,155,980
Euro Stoxx 50 Index	Goldman Sachs International	3,254	EUR	11,471,994	EUR	3,560.00	6/16/23	969,700

Total								$3,125,680

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	5,351,704	USD	4,123,344	Australia and New Zealand Banking Group Limited	8/2/18	$—	$(147,296)
KRW	26,770,400,000	USD	23,998,566	JPMorgan Chase Bank, N.A.	8/2/18	—	(67,577)
KRW	26,770,400,000	USD	23,947,044	Standard Chartered Bank	8/2/18	—	(16,055)
NZD	215,331	USD	146,852	HSBC Bank USA, N.A.	8/2/18	—	(82)
NZD	2,837,950	USD	1,935,425	HSBC Bank USA, N.A.	8/2/18	—	(1,078)
NZD	2,830,000	USD	1,926,398	Standard Chartered Bank	8/2/18	2,530	—
NZD	499,000	USD	340,897	Standard Chartered Bank	8/2/18	—	(778)
NZD	13,137,000	USD	8,974,673	Standard Chartered Bank	8/2/18	—	(20,493)
NZD	157,000	USD	107,049	State Street Bank and Trust Company	8/2/18	—	(38)
NZD	4,145,000	USD	2,826,227	State Street Bank and Trust Company	8/2/18	—	(995)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	2,184,000	USD	667,890	Bank of America, N.A.	8/2/18	$—	$(347)
PEN	41,859,981	USD	12,787,921	The Bank of Nova Scotia	8/2/18	6,645	—
PEN	39,507,225	USD	12,069,171	The Bank of Nova Scotia	8/2/18	6,271	—
PEN	28,467,503	USD	8,696,616	The Bank of Nova Scotia	8/2/18	4,519	—
PEN	107,650,709	USD	32,920,706	The Bank of Nova Scotia	8/2/18	—	(17,106)
PHP	467,000,000	USD	8,912,214	Deutsche Bank AG	8/2/18	—	(118,315)
PHP	461,000,000	USD	8,798,549	Goldman Sachs International	8/2/18	—	(117,634)
PHP	332,000,000	USD	6,348,478	Standard Chartered Bank	8/2/18	—	(96,713)
USD	1,921,576	AUD	2,591,704	Standard Chartered Bank	8/2/18	—	(3,931)
USD	2,048,803	AUD	2,760,000	State Street Bank and Trust Company	8/2/18	—	(1,738)
USD	23,947,044	KRW	26,770,400,000	JPMorgan Chase Bank, N.A.	8/2/18	16,055	—
USD	24,875,624	KRW	26,770,400,000	Standard Chartered Bank	8/2/18	944,636	—
USD	12,214,850	NZD	17,340,048	Australia and New Zealand Banking Group Limited	8/2/18	395,872	—
USD	4,103,032	NZD	5,609,902	Australia and New Zealand Banking Group Limited	8/2/18	279,322	—
USD	613,792	NZD	871,331	Australia and New Zealand Banking Group Limited	8/2/18	19,892	—
USD	667,196	PEN	2,184,000	Bank of America, N.A.	8/2/18	—	(347)
USD	12,059,592	PEN	39,507,225	The Bank of Nova Scotia	8/2/18	—	(15,850)
USD	32,886,512	PEN	107,650,709	The Bank of Nova Scotia	8/2/18	—	(17,088)
USD	12,775,042	PEN	41,859,981	The Bank of Nova Scotia	8/2/18	—	(19,524)
USD	8,654,578	PEN	28,467,503	The Bank of Nova Scotia	8/2/18	—	(46,557)
USD	6,195,173	PHP	329,100,000	BNP Paribas	8/2/18	—	(1,983)
USD	7,606,243	PHP	404,500,000	Citibank, N.A.	8/2/18	—	(10,742)
USD	9,896,597	PHP	526,400,000	UBS AG	8/2/18	—	(15,841)
IDR	79,601,053,979	USD	5,520,184	Citibank, N.A.	8/3/18	—	(319)
IDR	222,056,800,000	USD	15,399,223	Citibank, N.A.	8/3/18	—	(890)
IDR	78,221,000,000	USD	5,430,128	Goldman Sachs International	8/3/18	—	(5,962)
IDR	218,205,000,000	USD	15,147,865	Goldman Sachs International	8/3/18	—	(16,632)
JPY	11,958,702,285	USD	106,965,137	Standard Chartered Bank	8/3/18	—	(7,490)
USD	3,884,952	IDR	56,059,853,979	Nomura International PLC	8/3/18	—	(2,469)
USD	10,837,484	IDR	156,384,900,000	Nomura International PLC	8/3/18	—	(6,889)
USD	7,045,292	IDR	101,762,200,000	Standard Chartered Bank	8/3/18	—	(11,318)
USD	19,653,621	IDR	283,876,900,000	Standard Chartered Bank	8/3/18	—	(31,573)
USD	84,774,865	JPY	9,195,877,180	Standard Chartered Bank	8/3/18	2,527,698	—
USD	25,370,411	JPY	2,762,825,105	Standard Chartered Bank	8/3/18	659,931	—
NOK	94,849,000	EUR	9,784,501	Bank of America, N.A.	8/6/18	185,569	—
NOK	99,151,000	EUR	10,221,753	Citibank, N.A.	8/6/18	201,633	—
USD	1,418,374	EUR	1,209,781	UBS AG	8/6/18	3,309	—
RSD	108,051,000	EUR	915,368	Citibank, N.A.	8/7/18	121	—
AUD	16,426,998	USD	12,391,459	Australia and New Zealand Banking Group Limited	8/9/18	—	(186,368)
USD	322,099	AUD	426,998	Australia and New Zealand Banking Group Limited	8/9/18	4,844	—
USD	12,667,410	NZD	18,000,000	Australia and New Zealand Banking Group Limited	8/9/18	398,609	—
USD	18,645,790	NZD	26,695,000	State Street Bank and Trust Company	8/13/18	450,641	—
USD	11,901,316	NZD	17,039,000	State Street Bank and Trust Company	8/13/18	287,637	—
SEK	51,946,672	EUR	5,111,117	UBS AG	8/14/18	—	(68,840)
TRY	167,000,000	USD	36,674,280	Citibank, N.A.	8/15/18	—	(2,971,207)
USD	35,948,040	TRY	167,000,000	Citibank, N.A.	8/15/18	2,244,967	—
EUR	915,686	USD	1,068,386	Standard Chartered Bank	8/16/18	3,451	—
TRY	167,000,000	USD	36,599,812	State Street Bank and Trust Company	8/16/18	—	(2,911,160)
AUD	2,270,401	USD	1,705,764	Australia and New Zealand Banking Group Limited	8/20/18	—	(18,792)
USD	1,722,612	NZD	2,495,385	Australia and New Zealand Banking Group Limited	8/20/18	21,799	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,638,345)
USD	2,822,639	NZD	4,160,000	UBS AG	8/27/18	—	(12,702)
USD	3,613,792	NZD	5,326,000	UBS AG	8/27/18	—	(16,262)
IDR	21,793,265,881	USD	1,507,559	Standard Chartered Bank	8/30/18	1,322	—
USD	5,503,391	IDR	79,601,053,979	Citibank, N.A.	9/4/18	—	(6,285)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,352,378	IDR	222,056,800,000	Citibank, N.A.	9/4/18	$—	$(17,533)
USD	5,413,218	IDR	78,221,000,000	Goldman Sachs International	9/4/18	—	(937)
USD	15,100,692	IDR	218,205,000,000	Goldman Sachs International	9/4/18	—	(2,613)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(1,125,788)
USD	666,952	PEN	2,184,000	Bank of America, N.A.	9/4/18	326	—
EUR	5,295,000	USD	6,225,993	Goldman Sachs International	9/7/18	—	(18,144)
USD	9,843,977	EUR	8,371,975	Goldman Sachs International	9/7/18	28,688	—
AUD	5,594,000	USD	4,294,468	Standard Chartered Bank	9/10/18	—	(137,644)
USD	9,635,108	NZD	13,669,151	Standard Chartered Bank	9/10/18	318,761	—
ILS	109,230,000	USD	30,818,497	Goldman Sachs International	9/12/18	—	(993,885)
AUD	31,729,599	USD	24,081,338	BNP Paribas	9/13/18	—	(503,408)
USD	15,705,572	AUD	20,693,680	BNP Paribas	9/13/18	328,317	—
USD	8,370,521	NZD	11,921,000	BNP Paribas	9/13/18	245,643	—
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(1,160,073)
USD	3,138,842	EUR	2,527,248	JPMorgan Chase Bank, N.A.	9/20/18	172,957	—
USD	28,739,875	NZD	40,882,339	Goldman Sachs International	9/20/18	876,106	—
USD	2,119,977	NZD	3,015,658	Goldman Sachs International	9/20/18	64,625	—
USD	21,032,561	EUR	17,888,025	Standard Chartered Bank	9/21/18	38,234	—
USD	12,258,687	EUR	10,500,000	JPMorgan Chase Bank, N.A.	9/25/18	—	(68,433)
USD	4,066,653	EUR	3,258,797	Standard Chartered Bank	9/27/18	240,203	—
AUD	2,591,704	USD	1,921,907	Standard Chartered Bank	10/2/18	4,013	—
USD	1,926,300	NZD	2,830,000	Standard Chartered Bank	10/2/18	—	(2,516)
ILS	109,110,000	USD	29,983,100	Goldman Sachs International	10/5/18	—	(142,126)
TWD	326,000,000	USD	11,037,752	Australia and New Zealand Banking Group Limited	10/11/18	—	(328,931)
USD	3,099,425	TWD	89,000,000	Citibank, N.A.	10/11/18	175,852	—
USD	8,253,526	TWD	237,000,000	Goldman Sachs International	10/11/18	468,279	—
EUR	296,024	USD	371,539	JPMorgan Chase Bank, N.A.	10/12/18	—	(23,545)
TWD	298,500,000	USD	10,113,502	Nomura International PLC	10/12/18	—	(307,663)
USD	352,784	EUR	296,024	JPMorgan Chase Bank, N.A.	10/12/18	4,789	—
USD	5,152,961	NZD	7,547,427	HSBC Bank USA, N.A.	10/12/18	8,668	—
USD	4,025,009	NZD	5,895,342	HSBC Bank USA, N.A.	10/12/18	6,771	—
USD	4,620,509	NZD	6,782,000	HSBC Bank USA, N.A.	10/12/18	—	(2,072)
USD	5,916,322	NZD	8,684,000	HSBC Bank USA, N.A.	10/12/18	—	(2,653)
USD	6,203,171	TWD	178,000,000	Standard Chartered Bank	10/12/18	355,804	—
USD	4,193,492	TWD	120,500,000	Standard Chartered Bank	10/12/18	235,022	—
SEK	52,083,000	EUR	5,037,665	HSBC Bank USA, N.A.	10/16/18	33,353	—
TWD	824,366,000	USD	28,039,660	Nomura International PLC	10/16/18	—	(954,848)
USD	6,214,533	TWD	179,600,000	Citibank, N.A.	10/16/18	313,717	—
USD	5,341,615	TWD	154,800,000	Citibank, N.A.	10/16/18	255,611	—
USD	4,129,010	TWD	119,700,000	Deutsche Bank AG	10/16/18	196,228	—
USD	6,208,326	TWD	179,700,000	Standard Chartered Bank	10/16/18	304,224	—
USD	4,142,216	TWD	120,000,000	Standard Chartered Bank	10/16/18	199,577	—
USD	2,438,777	TWD	70,566,000	Standard Chartered Bank	10/16/18	120,308	—
CNH	83,000,000	USD	12,339,255	Deutsche Bank AG	10/18/18	—	(160,060)
CNH	32,790,000	USD	4,883,098	Goldman Sachs International	10/18/18	—	(71,582)
CNH	83,000,000	USD	12,351,190	Goldman Sachs International	10/18/18	—	(171,995)
CNH	85,000,000	USD	12,655,401	JPMorgan Chase Bank, N.A.	10/18/18	—	(182,731)
CNH	83,000,000	USD	12,361,124	Standard Chartered Bank	10/18/18	—	(181,928)
NOK	194,513,840	EUR	20,427,380	The Toronto-Dominion Bank	10/19/18	—	(107,484)
NOK	89,820,000	EUR	9,408,191	Citibank, N.A.	10/22/18	—	(22,184)
USD	16,929,968	EUR	14,023,000	JPMorgan Chase Bank, N.A.	10/25/18	428,255	—
USD	3,073,791	NZD	4,522,000	State Street Bank and Trust Company	10/25/18	—	(8,593)
USD	3,935,024	NZD	5,789,000	State Street Bank and Trust Company	10/25/18	—	(11,000)
AUD	3,567,298	USD	2,648,102	Standard Chartered Bank	10/26/18	3,234	—
USD	2,556,943	NZD	3,755,050	Standard Chartered Bank	10/26/18	—	(2,669)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	223,040,000	USD	7,598,024	Goldman Sachs International	10/31/18	$—	$(265,835)
TWD	222,000,000	USD	7,561,308	Standard Chartered Bank	10/31/18	—	(263,307)
USD	5,306,095	TWD	155,840,000	Goldman Sachs International	10/31/18	183,030	—
USD	3,196,456	TWD	93,800,000	Goldman Sachs International	10/31/18	112,886	—
USD	6,658,715	TWD	195,400,000	Nomura International PLC	10/31/18	235,160	—
USD	31,122,188	EUR	25,661,117	Standard Chartered Bank	11/1/18	908,597	—
USD	8,975,784	NZD	13,137,000	Standard Chartered Bank	11/1/18	20,731	—
USD	340,939	NZD	499,000	Standard Chartered Bank	11/1/18	787	—
AUD	2,760,000	USD	2,049,593	State Street Bank and Trust Company	11/2/18	1,832	—
USD	2,826,544	NZD	4,145,000	State Street Bank and Trust Company	11/2/18	1,021	—
USD	107,061	NZD	157,000	State Street Bank and Trust Company	11/2/18	39	—
PHP	329,100,000	USD	6,162,691	BNP Paribas	11/5/18	14,648	—
PHP	404,500,000	USD	7,565,697	Citibank, N.A.	11/5/18	26,929	—
PHP	526,400,000	USD	9,843,355	UBS AG	11/5/18	37,383	—
USD	32,795,342	PEN	107,650,709	The Bank of Nova Scotia	11/5/18	17,581	—
USD	107,682,700	JPY	11,958,702,285	Standard Chartered Bank	11/8/18	—	(1,825)
THB	780,000,000	USD	24,563,061	Deutsche Bank AG	11/9/18	—	(1,050,562)
THB	53,972,000	USD	1,623,706	JPMorgan Chase Bank, N.A.	11/9/18	3,238	—
THB	273,309,658	USD	8,239,664	Standard Chartered Bank	11/9/18	—	(955)
THB	382,643,000	USD	11,513,254	UBS AG	11/9/18	21,224	—
USD	9,003,230	THB	285,740,000	Deutsche Bank AG	11/9/18	389,818	—
USD	7,645,280	THB	242,775,857	Deutsche Bank AG	11/9/18	326,989	—
USD	1,699,619	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/9/18	72,675	—
USD	5,197,985	THB	165,114,000	Standard Chartered Bank	11/9/18	220,751	—
USD	3,404,199	THB	108,195,658	Standard Chartered Bank	11/9/18	142,724	—
USD	17,010,038	EUR	14,257,607	Standard Chartered Bank	11/29/18	183,388	—
USD	1,935,979	NZD	2,837,950	HSBC Bank USA, N.A.	12/3/18	965	—
USD	146,894	NZD	215,331	HSBC Bank USA, N.A.	12/3/18	73	—
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(819,157)
EUR	10,000,000	USD	11,751,000	Citibank, N.A.	12/27/18	78,876	—
USD	11,782,180	EUR	10,000,000	Deutsche Bank AG	12/27/18	—	(47,696)
USD	3,939,790	KRW	4,371,000,000	Deutsche Bank AG	1/14/19	—	(5,683)
USD	5,341,576	KRW	5,919,000,000	Goldman Sachs International	1/14/19	—	(1,196)
USD	4,431,327	KRW	4,939,600,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(27,392)
USD	24,134,872	KRW	26,770,400,000	JPMorgan Chase Bank, N.A.	1/30/19	—	(44,238)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(259,359)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(251,755)
TWD	143,000,000	USD	4,920,853	Citibank, N.A.	4/30/19	—	(148,226)
TWD	142,787,000	USD	4,914,369	Deutsche Bank AG	4/30/19	—	(148,851)
USD	4,487,373	TWD	129,887,000	Bank of America, N.A.	4/30/19	152,392	—
USD	5,385,147	TWD	155,900,000	Standard Chartered Bank	4/30/19	181,981	—
USD	7,075,117	CNH	47,000,000	Deutsche Bank AG	6/28/19	202,300	—
USD	10,534,189	CNH	70,000,000	Standard Chartered Bank	6/28/19	298,080	—
USD	6,849,480	CNH	45,500,000	Standard Chartered Bank	6/28/19	196,009	—
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(431,965)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(271,715)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(47,471)
USD	12,256,350	CNH	83,000,000	Deutsche Bank AG	7/18/19	122,913	—
USD	12,268,669	CNH	83,000,000	Goldman Sachs International	7/18/19	135,232	—
USD	4,849,731	CNH	32,790,000	Goldman Sachs International	7/18/19	56,292	—
USD	12,570,245	CNH	85,000,000	JPMorgan Chase Bank, N.A.	7/18/19	144,437	—
USD	12,275,746	CNH	83,000,000	Standard Chartered Bank	7/18/19	142,309	—

						$18,728,128	$(19,451,837)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(772,051)

				$(772,051)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	117	Short	Sep-18	$(4,817,077)	$(62,792)
Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	445	Short	Sep-18	(42,275,000)	(55,625)
CME 90-Day Eurodollar	4,971	Long	Dec-18	1,209,444,300	(5,034,275)
CME 90-Day Eurodollar	4,971	Short	Dec-19	(1,204,721,850)	6,807,037
CME 90-Day Eurodollar	4,723	Short	Jun-20	(1,144,500,975)	5,098,188
Euro-Buxl	180	Short	Sep-18	(36,960,813)	(119,087)
Japan 10-Year Bond	101	Short	Sep-18	(136,114,922)	(72,262)
U.S. 5-Year Treasury Note	610	Short	Sep-18	(69,006,250)	495,625

					$7,056,809

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within Eurozone nations.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$124,165
LCH.Clearnet	EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	109,277
LCH.Clearnet	EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	91,767

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$66,134
LCH.Clearnet	EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	132,342
LCH.Clearnet	EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	75,545
LCH.Clearnet	EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(203,157)
LCH.Clearnet	EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(198,794)
LCH.Clearnet	EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(165,981)
LCH.Clearnet	EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(89,865)
LCH.Clearnet	EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	(190,234)
LCH.Clearnet	EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(50,380)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(110,913)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(128,703)
LCH.Clearnet	USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14% (pays upon termination)	8/11/27	482,927
LCH.Clearnet	USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(778,209)
LCH.Clearnet	USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,327,616
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	431,820
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	450,561
LCH.Clearnet	USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	187,806
LCH.Clearnet	USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	178,835
LCH.Clearnet	USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	176,844
LCH.Clearnet	USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	120,370
LCH.Clearnet	USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	404,190
LCH.Clearnet	USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	14,334

								$2,458,297

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation
BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$602,694
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	209,315
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	1,236,439

							$2,048,448

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	99,054	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	$39,036
CME Group, Inc.	BRL	52,369	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.73% (pays upon termination)	1/2/20	(4,836)
CME Group, Inc.	BRL	54,007	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(60,164)
CME Group, Inc.	BRL	11,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	(20,750)
CME Group, Inc.	BRL	48,570	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.33% (pays upon termination)	1/2/20	(106,683)
CME Group, Inc.	BRL	49,670	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	(110,529)
CME Group, Inc.	BRL	71,611	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(164,647)
CME Group, Inc.	BRL	87,185	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(234,905)
CME Group, Inc.	BRL	99,800	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(293,202)
CME Group, Inc.	BRL	38,623	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(152,865)
CME Group, Inc.	BRL	64,532	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	(267,394)
CME Group, Inc.	BRL	15,123	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(67,402)
CME Group, Inc.	BRL	39,067	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(195,769)
CME Group, Inc.	BRL	52,545	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(389,952)
CME Group, Inc.	BRL	80,557	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(588,046)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	26,339	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	$(172,797)
CME Group, Inc.	BRL	29,957	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(186,141)
CME Group, Inc.	BRL	29,197	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	201,373
CME Group, Inc.	BRL	4,211	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	45,508
CME Group, Inc.	BRL	12,922	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	142,827
CME Group, Inc.	BRL	21,615	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	246,007
CME Group, Inc.	BRL	5,044	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	62,351
CME Group, Inc.	BRL	13,064	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	173,185
CME Group, Inc.	CLP	24,638,020	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	(48,752)
CME Group, Inc.	KRW	4,625,610	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	23,034
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	2/24/19	8,885
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.77% (pays semi-annually)	3/28/19	1,259
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(4,768,950)
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(4,451,034)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(5,440,153)
LCH.Clearnet	EUR	58,020	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	847,519
LCH.Clearnet	EUR	12,100	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(510,557)
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	296,615
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	92,573
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	139,330
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	48,956
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	46,858
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	15,235
LCH.Clearnet	HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	65,000
LCH.Clearnet	HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	92,626
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	39,952
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	15,072

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	$21,838
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	6,536
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	57,816
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	9,301
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	11,908
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	27,736
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	348,283
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	280,272
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	416,970
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	206,510
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	196,904
LCH.Clearnet	JPY	1,013,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(53,778)
LCH.Clearnet	JPY	922,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(50,575)
LCH.Clearnet	JPY	456,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(31,813)
LCH.Clearnet	NZD	12,730	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(211,238)
LCH.Clearnet	NZD	9,260	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(124,351)
LCH.Clearnet	NZD	23,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(298,315)
LCH.Clearnet	NZD	26,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(324,562)
LCH.Clearnet	NZD	10,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(128,136)
LCH.Clearnet	NZD	10,290	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(130,567)
LCH.Clearnet	NZD	86,200	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(2,111,419)
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(329,073)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(160,638)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(51,884)
LCH.Clearnet	PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(178,976)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)		10/13/26	$(18,166)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)		10/19/26	(36,816)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)		10/19/26	(22,667)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)		10/20/26	(32,655)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)		10/20/26	(40,963)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)		10/28/26	(31,070)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)		10/28/26	(11,501)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)		10/31/26	(13,117)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)		11/2/26	(3,566)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)		11/4/26	(44,865)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)		11/7/26	(5,655)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)		11/8/26	(9,410)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)		11/10/26	(22,228)
LCH.Clearnet(2)	USD	133,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.08% (pays semi-annually)		4/27/22	33,684
LCH.Clearnet(2)	USD	133,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.04% (pays semi-annually)		4/30/22	(64,347)
LCH.Clearnet	USD	102,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.76% (pays semi-annually)		2/5/28	(1,365,344)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.14% (pays semi-annually)		4/27/30	(144,052)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.06% (pays semi-annually)		4/30/30	38,898
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)		9/21/45	4,265,016
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)		10/28/45	4,291,742
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)		10/28/45	5,245,463
LCH.Clearnet	USD	11,693	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	(1)	9/20/47	1,033,455
LCH.Clearnet	USD	41,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)		2/5/48	1,260,034

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	(1)	3/21/48	$31,299
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.55% (pays semi-annually)		6/11/55	265,710
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)		7/27/55	152,090

								$(3,442,609)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	5,621,690	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	$30,364
Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	(464,572)
Citibank, N.A.	KRW	11,744,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	49,136
Deutsche Bank AG	KRW	11,402,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	41,393
Deutsche Bank AG	KRW	6,871,200	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	28,423
Deutsche Bank AG	KRW	7,046,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	33,604
Goldman Sachs International	CLP	26,964,500	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	(23,804)
Goldman Sachs International	KRW	9,060,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	37,104
Goldman Sachs International	KRW	4,908,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	21,337
Goldman Sachs International	KRW	5,033,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	25,065
JPMorgan Chase Bank, N.A.	KRW	9,228,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	38,609
JPMorgan Chase Bank, N.A.	KRW	7,047,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	33,606
Standard Chartered Bank	KRW	2,881,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	13,132

							$(136,603)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Malaysia	ICE Clear Credit	$155,000	1.00% (pays quarterly)	(1)	6/20/23	$(1,357,594)	$(144,631)	$(1,502,225)

						$(1,357,594)	$(144,631)	$(1,502,225)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized
BNP Paribas	3-month USD-LIBOR-BBA on USD 37,612,613 (pays quarterly) plus TRY 167,000,000	15.48% on TRY 167,000,000 (pays annually) plus USD 37,612,613	Not Applicable/ 5/17/23	$5,881,093
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	82,521
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	45,131
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	11,724
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	15,092
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 504,944,444 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	(18,943)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	$(10,250)
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	7,183
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	6,946
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	8,273
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 347,490,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(18,809)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 267,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(14,444)

				$5,995,517

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Reso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2018 were $16,595,698 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)	$—	$(1,357,594)

Total		$—	$(1,357,594)

Equity Price	Financial futures contracts*	$—	$(62,792)
Equity Price	Purchased options	3,125,680	—

Total		$3,125,680	$(62,792)

Foreign Exchange	Purchased currency options	$7,290,975	$—
Foreign Exchange	Forward foreign currency exchange contracts	18,728,128	(19,451,837)

Total		$26,019,103	$(19,451,837)

Interest Rate	Cross-currency swaps	$6,057,963	$(62,446)
Interest Rate	Financial futures contracts*	12,400,850	(5,281,249)
Interest Rate	Forward volatility agreements	—	(772,051)
Interest Rate	Inflation swaps	2,048,448	—
Interest Rate	Inflation swaps (centrally cleared)	4,374,533	(1,916,236)
Interest Rate	Interest rate swaps	351,773	(488,376)
Interest Rate	Interest rate swaps (centrally cleared)	20,844,666	(24,287,275)
Interest Rate	Purchased interest rate swaptions	18,097,054	—

Total		$64,175,287	$(32,807,633)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Restricted Securities

At July 31, 2018, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	1,932	$1,931,845	$801,716
Altair VI Reinsurance	12/29/17	1,000	5,036,500	5,419,000
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,397,800
Mt. Logan Re, Ltd.	1/2/18	10,000	10,000,000	10,439,396

Total Restricted Securities			$22,968,345	$23,057,912

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$441,727,850	$—	$441,727,850
Mortgage Pass-Throughs	—	38,524,674	—	38,524,674
Commercial Mortgage-Backed Securities	—	57,953,817	—	57,953,817
Asset-Backed Securities	—	204,958,872	—	204,958,872
Small Business Administration Loans (Interest Only)	—	81,423,325	—	81,423,325
Senior Floating-Rate Loans	—	20,478,384	—	20,478,384
Sovereign Loans	—	1,845,776	—	1,845,776
Foreign Government Bonds	—	378,041,950	—	378,041,950
Foreign Corporate Bonds	—	36,921,761	—	36,921,761
U.S. Treasury Obligations	—	57,136,883	—	57,136,883
Common Stocks	6,192,395	—	—	6,192,395
Closed-End Funds	68,430,687	—	—	68,430,687
Other	—	—	35,111,162	35,111,162
Short-Term Investments —
Foreign Government Securities	—	24,361,775	—	24,361,775
U.S. Treasury Obligations	—	10,488,017	—	10,488,017
Other	—	57,159,408	—	57,159,408
Purchased Currency Options	—	7,290,975	—	7,290,975
Purchased Interest Rate Swaptions	—	18,097,054	—	18,097,054
Purchased Call Options	—	3,125,680	—	3,125,680
Total Investments	$74,623,082	$1,439,536,201	$35,111,162	$1,549,270,445
Forward Foreign Currency Exchange Contracts	$—	$18,728,128	$—	$18,728,128
Futures Contracts	12,400,850	—	—	12,400,850
Swap Contracts	—	33,677,383	—	33,677,383
Total	$87,023,932	$1,491,941,712	$35,111,162	$1,614,076,806

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(19,451,837)	$—	$(19,451,837)
Forward Volatility Agreements	—	(772,051)	—	(772,051)
Futures Contracts	(5,281,249)	(62,792)	—	(5,344,041)
Swap Contracts	—	(28,111,927)	—	(28,111,927)
Total	$(5,281,249)	$(48,398,607)	$—	$(53,679,856)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Other
Balance as of October 31, 2017	$12,468,000
Realized gains (losses)	(1,672,145)
Change in net unrealized appreciation (depreciation)	2,174,817
Cost of purchases(1)	31,036,500
Proceeds from sales(1)	(8,896,010)
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of July 31, 2018	$35,111,162

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2018	$637,277

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended. The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018